Inventory - Summary of the Components of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 202	$ 191	$ 147
Work in process	619	507	446
Finished goods	942	1,012	902
Total	1,763	1,710	1,495
Less: allowance for inventory obsolescence	(95)	(193)	(126)
Inventory, net	$ 1,668	$ 1,517	$ 1,369